Financial results, net	9 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Financial results, net	Financial results, net

	Nine-month period ended September 30,
	2025	2024
	(unaudited)
Finance income:
- Interest income	9,238	8,610
- Foreign exchange gain, net	12,323	—
- Gain from interest rate/foreign exchange rate derivative financial instruments	2,459	—
- Other income	1,016	554
Finance income	25,036	9,164

Finance costs:
- Interest expense	(37,251)	(28,581)
- Finance cost related to lease liabilities	(33,459)	(29,317)
- Cash flow hedge – transfer from equity	—	(28,224)
- Foreign exchange losses, net	—	(5,051)
- Taxes	(4,458)	(5,860)
- Loss from interest rate/foreign exchange rate derivative financial instruments	—	(871)
- Other expenses	(3,936)	(8,158)
Finance costs	(79,104)	(106,062)
Other financial results - Net (loss) of inflation effects on the monetary items	(6,029)	(1,911)
Total financial results, net	(60,097)	(98,809)